Revenue from contracts with customers - Disclosures about major customers and credit risk (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	€ 22,106	€ 19,889
Dupixent
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	9,324	7,312
ALTUVIIIO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	674	542
Fabrazyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	523	525
Nexviazyme/Nexviadyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	426	387
Cerezyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	352	363
Ayvakit
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	367	0
Sarclisa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	354	276
Lantus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	813	876
Toujeo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	729	692
Plavix
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	440	473
Lovenox
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	364	447
Rezurock
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	296	263
Industrial sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	190	251
Polio/pertussis/Hib primary vaccines and boosters, incl. Heplisav-B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,364	1,361
RSV vaccines (Beyfortus)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	392	356
Meningitis, travel and endemics vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	565	609
COVID-19 and Influenza vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	121	214
Of which total launches
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	3,047	2,100
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	4,304	4,144
Europe | Dupixent
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,146	944
Europe | ALTUVIIIO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	0	0
Europe | Fabrazyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	138	134
Europe | Nexviazyme/Nexviadyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	152	132
Europe | Cerezyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	126	119
Europe | Ayvakit
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	44	0
Europe | Sarclisa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	108	83
Europe | Lantus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	146	149
Europe | Toujeo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	259	248
Europe | Plavix
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	40	44
Europe | Lovenox
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	202	247
Europe | Rezurock
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	36	23
Europe | Industrial sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	181	241
Europe | Polio/pertussis/Hib primary vaccines and boosters, incl. Heplisav-B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	206	223
Europe | RSV vaccines (Beyfortus)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	87	85
Europe | Meningitis, travel and endemics vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	118	96
Europe | COVID-19 and Influenza vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	33	52
Europe | Of which total launches
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	546	423
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	11,633	9,535
United States | Dupixent
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	6,922	5,283
United States | ALTUVIIIO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	576	456
United States | Fabrazyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	256	261
United States | Nexviazyme/Nexviadyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	211	195
United States | Cerezyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	86	91
United States | Ayvakit
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	322	0
United States | Sarclisa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	132	119
United States | Lantus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	344	395
United States | Toujeo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	134	126
United States | Plavix
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2	3
United States | Lovenox
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	5	9
United States | Rezurock
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	218	220
United States | Industrial sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	7	1
United States | Polio/pertussis/Hib primary vaccines and boosters, incl. Heplisav-B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	487	320
United States | RSV vaccines (Beyfortus)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	65	68
United States | Meningitis, travel and endemics vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	268	319
United States | COVID-19 and Influenza vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	16	54
United States | Of which total launches
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,891	1,204
Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	6,169	6,210
Other countries | Dupixent
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,256	1,085
Other countries | ALTUVIIIO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	98	86
Other countries | Fabrazyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	129	130
Other countries | Nexviazyme/Nexviadyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	63	60
Other countries | Cerezyme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	140	153
Other countries | Ayvakit
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1	0
Other countries | Sarclisa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	114	74
Other countries | Lantus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	323	332
Other countries | Toujeo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	336	318
Other countries | Plavix
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	398	426
Other countries | Lovenox
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	157	191
Other countries | Rezurock
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	42	20
Other countries | Industrial sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2	9
Other countries | Polio/pertussis/Hib primary vaccines and boosters, incl. Heplisav-B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	671	818
Other countries | RSV vaccines (Beyfortus)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	240	203
Other countries | Meningitis, travel and endemics vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	179	194
Other countries | COVID-19 and Influenza vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	72	108
Other countries | Of which total launches
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	€ 610	€ 473